Equity (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Common and Preferred Shares and Other Equity Instruments Outstanding
The following table details our common and preferred shares and other equity instruments out stan
ding.

	As at and for the year ended
	October 31, 2024				October 31, 2023

(Millions of Canadian dollars, except the number of shares and as otherwise noted)	Number of shares (thousands)	Amount	Dividends declared per share		Number of shares (thousands)	Amount	Dividends declared per share
Common shares issued
Balance at beginning of period	1,402,373	$19,398			1,385,591	$17,318
Issued in connection with share-based compensation plans (1)	1,746	168			740	68
Issued in connection with dividend reinvestment plan	11,850	1,460			16,042	2,012

Purchased for cancellation (2)	(889)	(13)			–	–
Balance at end of period	1,415,080	$21,013		$5.60	1,402,373	$19,398		$5.34
Treasury – common shares
Balance at beginning of period (3)	(1,862)	$(231)			(2,680)	$(334)

Purchases	(43,995)	(5,302)			(30,195)	(3,556)
Sales	45,281	5,472			31,013	3,659
Balance at end of period (3)	(576)	$(61)			(1,862)	$(231)
Common shares outstanding	1,414,504	$20,952			1,400,511	$19,167
Preferred shares and other equity instruments issued
First preferred (4)
Non-cumulative, fixed rate
Series BH	6,000	$150		$1.23	6,000	$150		$1.23
Series BI	6,000	150		1.23	6,000	150		1.23
Non-cumulative, 5-Year Rate Reset
Series AZ (5)	–	–		0.69	20,000	500		0.93
Series BB (6)	–	–		0.68	20,000	500		0.91
Series BD	24,000	600		0.80	24,000	600		0.80
Series BF	12,000	300		0.75	12,000	300		0.75
Series BO	14,000	350		1.40	14,000	350		1.20
Series BT	750	750		4.20%	750	750		4.20%
Series BU (7)	750	750		7.408%	–	–		–
Series BW (8)	600	600		6.698%	–	–		–

Non-cumulative, fixed rate/floating rate
Series C-2 (9)	–	–	US$	–	15	23	US$	67.50
Other equity instruments
Limited recourse capital notes (LRCNs) (10)
Series 1 (11)	1,750	1,750		4.50%	1,750	1,750		4.50%
Series 2 (11)	1,250	1,250		4.00%	1,250	1,250		4.00%
Series 3 (11)	1,000	1,000		3.65%	1,000	1,000		3.65%
Series 4 (11)	1,000	1,370		7.50%	–	–		–
	69,100	$9,020			106,765	$7,323
Treasury – preferred shares and other equity instruments
Balance at beginning of period (3)	(9)	$(9)			(12)	$(5)

Purchases	(1,921)	(1,225)			(1,924)	(519)
Sales	1,943	1,245			1,927	515
Balance at end of period (3)	13	$11			(9)	$(9)
Preferred shares and other equity instruments outstanding	69,113	$9,031			106,756	$7,314

(1)	Includes fair value adjustments to stock options of $10 million (October 31, 2023 – $6 million).
(2)	On June 10, 2024, we announced a normal course issuer bid (NCIB) to purchase up to 30 million of our common shares, commencing on June 12, 2024 and continuing until June 11, 2025, or such earlier date as we complete the repurchase of all shares permitted under the bid. During the year ended October 31, 2024, under the NCIB we purchased for cancellation common shares at a total fair value of $140 million (average cost of $157.74 per share), with a book value of $13 million (book value of $14.83 per share). As at October 31, 2023, we did not have an active NCIB. During the year ended October 31, 2023, we did not purchase for cancellation any common shares.
(3)	Positive amounts represent a short position and negative amounts represent a long position.
(4)	First Preferred Shares were issued at $25 per share with the exception of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BT (Series BT), Non-Cumulative 5-Year Rate Reset First Preferred Share Series BU (Series BU) and Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BW (Series BW) which were issued at $1,000 per share, and Non-Cumulative Fixed Rate/Floating Rate First Preferred Shares Series C-2 (Series C-2) which were issued at US$1,000 per share (equivalent to US$25 per depositary share).
(5)	On May 24, 2024, we redeemed all 20 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series AZ at a redemption price of $25.00 per share.
(6)	On August 24, 2024, we redeemed all 20 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BB at a redemption price of $25.00 per share.
(7)	On January 25, 2024, we issued 750 thousand Series BU to certain institutional investors, at a price of $1,000 per share, for total gross proceeds of $750 million.
(8)	On July 24, 2024, we issued 600 thousand Series BW to certain institutional investors, at a price of $1,000 per share, for total gross proceeds of $600 million.
(9)	On November 7, 2023, we redeemed all of our issued and outstanding Series C-2 for cash at a redemption price of US$1,000 per share (equivalent to US$25 per depositary share). Concurrently, we redeemed all 615 thousand Series C-2 depositary shares, each of which represents a one-fortieth interest in a C-2 share.
(10)	Each series of LRCNs (LRCN Series) were issued at a $1,000 per note, with the exception of LRCN Series 4 which were issued at US$1,000 per note. The number of shares represent the number of notes issued and the dividends declared per share represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(11)	In connection with the issuance of LRCN Series 1, we issued $1,750 million of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BQ (Series BQ); in connection with the issuance of LRCN Series 2, we issued $1,250 million of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BR (Series BR); in connection with the issuance of LRCN Series 3, we issued $1,000 million of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BS (Series BS); in connection with the issuance of LRCN Series 4, we issued US$1,000 million of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BV (Series BV). The Series BQ, BR and BS preferred shares were issued at a price of $1,000 per share and the Series BV preferred shares were issued at a price of US$1,000 per share. These preferred shares were issued to a consolidated trust to be held as trust assets in connection with each respective LRCN Series.

Summary of Significant Terms and Conditions of Preferred Shares and Other Equity Instruments
Significant terms and conditions of preferred shares and other equity instruments

As at October 31, 2024	Current annual yield	Premium	Current dividend per share (1)	Earliest redemption date (2)	Issue date	Redemption price (2), (3)
Preferred shares
First preferred
Non-cumulative, fixed rate
Series BH (4)	4.90%		$.306250	November 24, 2020	June 5, 2015		$26.00
Series BI (4)	4.90%		.306250	November 24, 2020	July 22, 2015		26.00
Non-cumulative, 5-Year Rate Reset (5)
Series BD (4)	3.20%	2.74%	.200000	May 24, 2020	January 30, 2015		25.00
Series BF (4)	3.00%	2.62%	.187500	November 24, 2020	March 13, 2015		25.00
Series BO (4)	5.885%	2.38%	.367813	February 24, 2024	November 2, 2018		25.00
Series BT (4)	4.20%	2.71%	21.000000	January 24, 2027	November 5, 2021		1,000.00
Series BU (4)	7.408%	3.90%	37.040000	January 25, 2029	January 25, 2024		1,000.00
Series BW (4)	6.698%	3.40%	33.490000	October 24, 2029	July 24, 2024		1,000.00
Other equity instruments
Limited recourse capital notes (6)
Series 1 (7)	4.50%	4.137%	n.a.	October 24, 2025	July 28, 2020		$1,000.00
Series 2 (8)	4.00%	3.617%	n.a.	January 24, 2026	November 2, 2020		1,000.00
Series 3 (9)	3.65%	2.665%	n.a.	October 24, 2026	June 8, 2021		1,000.00
Series 4 (10)	7.50%	2.887%	n.a.	May 2, 2029	April 24, 2024	US$	1,000.00

(1)	With the exception of Series BT, BU and BW, non-cumulative preferential dividends of each Series are payable quarterly, as and when declared by the Board of Directors, on or about the 24th day of February, May, August and November. In the case of Series BT, BU and BW, non-cumulative preferential dividends are payable semi-annually, as and when declared by the Board of Directors.
(2)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may, on or after the dates specified above, redeem First Preferred Shares. In the case of Series BD, BF, and BO, these may be redeemed for cash at a price per share of $25 if redeemed on the earliest redemption date and on the same date every fifth year thereafter. In the case of Series BH and BI, these may be redeemed for cash at a price per share of $26 if redeemed during the 12 months commencing on the earliest redemption date and decreasing by $0.25 each 12-month period thereafter to a price per share of $25 if redeemed four years from the earliest redemption date or thereafter. In the case of Series BT and BW, these may be redeemed for cash at a price of $1,000 if redeemed during the earliest redemption period of January 24, 2027 to February 24, 2027 and October 24, 2029 to November 24, 2029, respectively, and during the same redemption period every fifth year thereafter. In the case of Series BU, these may be redeemed for cash at a price of $1,000 if redeemed during the earliest redemption period from January 25, 2029 to February 24, 2029 and during the period from January 24 to and including February 24 every fifth year thereafter.
(3)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may purchase the First Preferred Shares of each Series for cancellation at the lowest price or prices at which, in the opinion of the Board of Directors, such shares are obtainable.
(4)	The preferred shares include NVCC provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1 and with a conversion price based on the greater of: (i) a floor price of $5 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the preferred share value by the conversion price.
(5)	The dividend rate will reset on the earliest redemption date or on the last day of the redemption period, as applicable, and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus the premium indicated. The holders of Series BD, BF and BO shares have the option to convert their shares into non-cumulative floating rate First Preferred Shares subject to certain conditions on the earliest redemption date and every fifth year thereafter at a rate equal to the three-month Government of Canada Treasury Bill rate plus the premium indicated.
(6)	The current annual yield on each LRCN Series represents the annual interest rate applicable to the notes issued as at the reporting date. The payments of interest and principal in cash on the LRCN
Series
are made at our discretion, and non-payment of interest and principal in cash does not constitute an event of default. In the event of (i) non-payment of interest on any interest payment date, (ii) non-payment of the redemption price in case of a redemption of a LRCN Series, (iii) non-payment of principal at the maturity of a LRCN Series, or (iv) an event of default on a LRCN Series, holders of such LRCN Series will have recourse only to the assets (Trust Assets) held by a third-party trustee in a consolidated trust in respect of such LRCN Series and each such noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets for each LRCN Series will represent the full and complete extinguishment of our obligations under the related LRCN Series. The LRCNs include NVCC provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is automatically redeemed and the redemption price will be satisfied by the delivery of Trust Assets, which will consist of common shares pursuant to an automatic conversion of the series of preferred shares that were issued concurrently with the related LRCN Series. Each series of preferred shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $5 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each series of preferred shares will be determined by dividing the preferred share value ($1,000 plus declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets. Subject to the consent of OSFI, we may purchase LRCNs for cancellation at such price or prices and upon such terms and conditions as we in our absolute discretion may determine, subject to any applicable law restricting the purchase of notes.
(7)	LRCN Series 1 bear interest at a fixed rate of 4.5% per annum until November 24, 2025, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 4.137% until maturity on November 24, 2080. The interest is paid semi-annually on or about the 24 th
day of May and November. LRCN Series 1 is redeemable during the period from October 24 to and including November 24, commencing in 2025 and every fifth year thereafter to the extent we redeem Series BQ pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(8)	LRCN Series 2 bear interest at a fixed rate of 4.0% per annum until February 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 3.617% until maturity on February 24, 2081. The interest is paid semi-annually on or about the 24th day of February and August. LRCN Series 2 is redeemable during the period from January 24 to and including February 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BR pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(9)	LRCN Series 3 bear interest at a fixed rate of 3.65% per annum until November 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 2.665% until maturity on November 24, 2081. The interest is paid semi-annually on or about the 24th day of May and November. LRCN Series 3 is redeemable during the period from October 24 to and including November 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BS pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(10)	LRCN Series 4 bear interest at a fixed rate of 7.5% per annum until May 2, 2029, and thereafter at a rate per annum, reset every fifth year, equal to the U.S. Treasury Rate plus 2.887% until maturity on May 2, 2084. The interest is paid quarterly on or about the 2nd day of February, May, August and November. LRCN Series 4 is redeemable on May 2, 2029 and on each 2nd day of February, May, August and November thereafter to the extent we redeem Series BV pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
n.a.	not applicable